Consolidated Statements Of Cash Flows (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Assets acquired, excluding cash and cash equivalents	¥ 2,132,740		¥ 45,981
Debt assumed	1,784,621		27,663
Capital Leases			26,572
Conversion of convertible bonds, Value			110,000
Assets excluding cash and cash equivalent increased		275,464
Liabilities excluding cash and cash equivalent increased		289,757
Common Stock [Member]
Conversion of convertible bonds, Value			55,000
Additional Paid In Capital [Member]
Conversion of convertible bonds, Value			¥ 55,000